Franchise arrangements	12 Months Ended
Dec. 31, 2021
Franchise Arrangements [Abstract]
Franchise arrangements	Franchise arrangementsIndividual franchise arrangements generally include a lease, a license and provide for payment of initial franchise fees, as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The company’s franchisees are granted the right to operate a restaurant using the McDonald’s system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. At the end of the 20-year franchise arrangement, the Company maintains control of the underlying real estate and building and can either enter into a new franchise arrangement with the existing franchisee or a different franchisee or close the restaurant. Franchisees pay related occupancy costs including property taxes, insurance and maintenance. Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald’s Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).
At December 31, 2021 and 2020, net property and equipment under franchise arrangements totaled $88,568 and $92,354, respectively (including land for $22,784 and $24,661, respectively).

Revenues from franchised restaurants for fiscal years 2021, 2020 and 2019 consisted of:

	2021	2020	2019
Rent (i)	$115,418	$89,123	$145,860
Initial fees (ii)	321	203	287
Royalty fees (iii)	295	275	643
Total	$116,034	$89,601	$146,790

(i)Includes rental income of own buildings and subleases. As of December 31, 2021 and 2020 the subleases rental income amounted to $96,756 and $74,723, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation for $739, $493 and $1,456 in 2021, 2020 and 2019, respectively.
(iii)Presented net of royalties fees owed to McDonald’s Corporation for $46,476, $36,554 and $57,709 in 2021, 2020 and 2019, respectively. As a consequence of the negative impacts of the spread of COVID-19 in the operations, McDonald’s granted a deferral of all the royalties payments due to sales in March, April, May, June and July 2020, settled during the first half of 2021.

At December 31, 2021, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2022	$4,916	$49,991	$54,907
2023	4,568	42,581	47,149
2024	4,501	37,631	42,132
2025	4,514	34,201	38,715
2026	4,553	29,731	34,284
Thereafter	37,524	127,471	164,995
Total	$60,576	$321,606	$382,182